Taxation - Schedule Of Effective Income Tax Rate Reconciliation (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory income tax rate, Amount		¥ 302,022
Changes in valuation allowance		(361,403)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount [Abstract]
Share-based compensation		292,164
Research and development tax credits		(273,287)
Preferential tax treatments		(126,221)
Inter-group restructuring costs		52,623
Other adjustments		(3,202)
Total		¥ 17,145	$ 2,452	¥ (36,544)	¥ 78,705
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory income tax rate		25.00%	25.00%	25.00%	25.00%
Foreign Tax Effects, Statutory income tax rate difference	[1]			(7.80%)	(2.96%)
Permanent differences				5.30%	(1.33%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent [Abstract]
Share-based compensation		24.20%	24.20%
Research and development tax credits		(22.60%)	(22.60%)
Preferential tax treatments		(10.40%)	(10.40%)
Inter-group restructuring costs		4.30%	4.30%
Tax rate difference from statutory rate in other jurisdictions [Abstract]
Tax effect of preferential tax treatments				(9.49%)	(4.73%)
Withholding income tax				(1.29%)	(0.47%)
Other adjustments		(0.30%)	(0.30%)
Change in valuation allowance		(29.90%)	(29.90%)	(9.11%)	(17.17%)
Effective income tax rate		1.40%	1.40%	2.61%	(1.66%)
Hong Kong
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign Tax Effects, Statutory income tax rate difference		¥ 54,702
Changes in valuation allowance		100,373
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount [Abstract]
Other adjustments		¥ 13,163
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign Tax Effects, Statutory income tax rate difference		4.50%	4.50%
Tax rate difference from statutory rate in other jurisdictions [Abstract]
Other adjustments		1.10%	1.10%
Change in valuation allowance		8.30%	8.30%
Singapore
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign Tax Effects, Statutory income tax rate difference		¥ (13,837)
Changes in valuation allowance		¥ (29,798)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign Tax Effects, Statutory income tax rate difference		(1.20%)	(1.20%)
Tax rate difference from statutory rate in other jurisdictions [Abstract]
Change in valuation allowance		(2.40%)	(2.40%)
Other foreign jurisdictions
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign Tax Effects, Statutory income tax rate difference		¥ 9,846
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign Tax Effects, Statutory income tax rate difference		0.80%	0.80%

[1]	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in Hong Kong and the Cayman Islands.